Going Concern (Details Textual) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended		39 Months Ended
	Jun. 30, 2012	Dec. 31, 2010	Jun. 30, 2013	Dec. 31, 2011	Jun. 30, 2013	Mar. 23, 2010
Net Loss	$ 398,209	$ 300,589	$ 6,727,457	$ 590,215	$ 8,016,470
Net Cash Used In Operating Activities	285,382		1,627,965	363,217	2,523,586
Total Stockholders' Equity (Deficit)	1,288,913	300,489	4,162,212	890,704	4,162,212	(100)
Deficit accumulated during the development stage	$ 1,289,013		$ 8,016,470	$ 890,804	$ 8,016,470